Shareholder Report, Holdings (Details) - C000216396	Jun. 30, 2024
46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	39.70%
464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	30.00%
78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.60%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%